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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-137864


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
           POLARIS PLATINUM II VARIABLE ANNUITY DATED JANUARY 2, 2007
           POLARIS PLATINUM II VARIABLE ANNUITY DATED JANUARY 29, 2007
        POLARIS II PLATINUM SERIES VARIABLE ANNUITY DATED JANUARY 2, 2007
             POLARIS ADVISOR VARIABLE ANNUITY DATED JANUARY 2, 2007
            POLARIS CHOICE III VARIABLE ANNUITY DATED JANUARY 2, 2007
           POLARIS CHOICE III VARIABLE ANNUITY DATED JANUARY 29, 2007
        POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED JANUARY 2, 2007

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                          VARIABLE ANNUITY ACCOUNT FIVE
                         SUPPLEMENT TO THE PROSPECTUSES
            SEASONS SELECT II VARIABLE ANNUITY DATED JANUARY 2, 2007
              SEASONS ELITE VARIABLE ANNUITY DATED JANUARY 2, 2007
            SEASONS ADVISOR II VARIABLE ANNUITY DATED JANUARY 2, 2007
        SEASONS PREFERRED SOLUTION VARIABLE ANNUITY DATED JANUARY 2, 2007

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                         VARIABLE ANNUITY ACCOUNT SEVEN
    POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED JANUARY 2, 2007
               POLARIS PLUS VARIABLE ANNUITY DATED JANUARY 2, 2007

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The following is inserted after the first sentence in the 7th paragraph of the
"Transfers During the Accumulation Phase" section of the prospectus:

U.S. Mail includes any U.S. Postal Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion.




                Please keep the supplement with your prospectus.


Date: March 14, 2007